CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2014	Dec. 31, 2013
ASSETS
Cash and due from banks	$ 16,770,880	$ 22,350,487
Federal funds sold	398,000	510,000
Cash and cash equivalents	17,168,880	22,860,487
Interest bearing time deposits	1,280,000	300,000
Securities available for sale	246,860,871	230,396,296
Trading Assets	5,370,177
Mortgage loans held for sale	776,109	223,250
Loans	538,305,272	468,654,972
Allowance for loan losses	(6,012,175)	(5,440,720)
Net loans	532,293,097	463,214,252
Federal Home Loan Bank stock	5,981,000	6,730,600
Real estate owned, net	4,603,587	3,378,958
Bank premises and equipment, net	16,479,555	16,708,962
Interest receivable	3,298,631	3,617,673
Mortgage servicing rights	1,208,727	1,343,887
Goodwill	13,116,710	13,116,710
Other intangible assets	177,000	316,760
Other assets	6,594,780	8,371,008
Total assets	855,209,124	770,578,843
Deposits
Non-interest bearing	176,743,135	152,052,558
Time deposits, $250,000 and over	52,912,913	50,468,672
Other interest bearing	425,212,913	414,879,202
Total deposits	654,868,961	617,400,432
Repurchase agreements and other borrowings	12,457,285	12,867,341
Short-term Federal Home Loan Bank advances	10,000,000
Long-term Federal Home Loan Bank advances	83,784,615	57,846,833
Subordinated debentures	7,217,000	7,217,000
Interest payable	641,830	735,859
Other liabilities	8,297,674	6,838,880
Total liabilities	777,267,365	702,906,345
Commitments and contingent liabilities
Stockholders' equity
Preferred stock, 300,000 shares authorized and unissued
Common stock, no par value; 10,000,000 shares authorized; 2,720,098 and 2,717,434 shares issued and outstanding in 2014 and 2013	12,662,320	12,569,979
Retained earnings	64,488,435	60,228,702
Accumulated other comprehensive income (loss)	791,004	(5,126,183)
Total stockholders' equity	77,941,759	67,672,498
Total liabilities and stockholders' equity	$ 855,209,124	$ 770,578,843